As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt, President
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

The Tocqueville Fund

Schedule of Investments

January 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
COMMON STOCKS - 93.0%
Aerospace & Defense - 4.0%
Boeing Co.	50,000	$2,530,000
Honeywell International, Inc.	100,000	3,598,000
		6,128,000
Airlines - 1.4%
Southwest Airlines Co.	150,000	2,172,000
Capital Markets - 1.9%
The Bank of New York Co., Inc.	100,000	2,971,000
Chemicals - 4.5%
EI Du Pont de Nemours & Co.	100,000	4,756,000
Olin Corp.	100,000	2,227,000
		6,983,000
Commercial Banks - 2.6%
Mitsubishi Tokyo Financial Group, Inc. ADR (b)	425,000	4,046,000
Commercial Services & Supplies - 1.8%
Steelcase, Inc.	200,000	2,724,000
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	125,000	2,255,000
Tellabs, Inc. (a)	300,000	2,136,000
		4,391,000
Computers & Peripherals - 0.3%
McData Corp. (a)	100,000	420,000
Construction Materials - 1.2%
Cemex S.A. de C.V. ADR (b)	50,000	1,874,000
Containers & Packaging - 1.1%
Sonoco Products Co.	66,500	1,726,340
Electric Utilities - 4.6%
FPL Group, Inc.	30,000	2,299,200
Korea Electric Power Corp. ADR (b)	100,000	1,381,000
TXU Corp.	50,000	3,460,000
		7,140,200
Electrical Appliances, Television And Radio Sets - 1.4%
Samsung Electronics Co., Ltd. ADR (b)	9,300	2,244,515
Electronic Equipment & Instruments - 1.5%
Symbol Technologies, Inc.	125,000	2,287,500
Energy Equipment & Services - 3.0%
GlobalSantaFe Corp. (b)	75,000	2,652,000
Schlumberger Ltd. (b)	30,000	2,041,200
		4,693,200
Food Products - 0.8%
Nutreco Holding Nv (a)	42,500	1,273,666
Gaming - 1.7%
Scientific Games Corp. - Class A (a)	100,000	2,572,000
Health Care Equipment & Supplies - 0.5%
Thoratec Corp. (a)	75,700	753,215
Health Care Providers & Services - 5.3%
Cardinal Health, Inc.	34,000	1,914,880
Cigna Corp.	50,000	4,012,500
Pharmaceutical Product Development, Inc. (a)	30,000	1,243,500
Priority Healthcare Corp. (a)	42,500	980,050
		8,150,930
Insurance - 7.3%
American International Group, Inc.	20,000	1,325,800
IPC Holdings Ltd. (b)	70,000	2,954,700
The Allstate Corp.	50,000	2,522,000
Unitrin, Inc.	50,000	2,141,500
Zenith National Insurance Corp.	50,000	2,363,500
		11,307,500
Leisure Equipment & Products - 1.3%
Mattel, Inc.	100,000	1,945,000
Machinery - 6.3%
AGCO Corp. (a)	100,000	2,053,000
Federal Signal Corp.	100,000	1,653,000
Flowserve Corp. (a)	15,800	394,210
Kaydon Corp.	34,500	1,070,535
Kennametal, Inc.	50,000	2,447,000
Manitowoc Co.	60,000	2,184,000
		9,801,745
Media - 1.7%
Tokyo Broadcasting System, Inc. (a)(b)	100,000	1,670,291
Viacom, Inc. - Class B	25,000	933,500
		2,603,791
Metals & Mining - 12.6%
Alcan, Inc. (b)	40,000	1,590,800
Alcoa, Inc.	100,000	2,951,000
Inco Ltd. (a)(b)	100,000	3,291,000
Newmont Mining Corp.	100,000	4,159,000
Phelps Dodge Corp.	40,000	3,852,000
Teck Cominco Ltd. (b)	125,000	3,777,500
		19,621,300
Multiline Retail - 1.5%
Kohl's Corp. (a)	50,000	2,350,500
Office Electronics - 1.5%
Xerox Corp. (a)	150,000	2,382,000
Oil & Gas - 6.7%
Amerada Hess Corp.	30,000	2,599,500
Devon Energy Corp.	80,000	3,253,600
Murphy Oil Corp.	50,000	4,464,000
		10,317,100
Paper & Forest Products - 3.7%
Sappi Ltd. ADR (b)	200,000	2,578,000
Weyerhaeuser Co.	50,000	3,120,000
		5,698,000
Pharmaceuticals - 4.4%
Merck & Co., Inc.	150,000	4,207,500
Pfizer, Inc.	110,200	2,662,432
		6,869,932
Prepackaged Software - 1.2%
Bio-key International, Inc. (a)(d)	525,000	787,500
Indus International, Inc. (a)	500,000	1,110,000
		1,897,500
Semiconductor & Semiconductor Equipment - 1.4%
Intel Corp.	100,000	2,245,000
Software - 2.5%
Microsoft Corp.	150,000	3,942,000
Water Supply - 0.5%
Purecycle Corp. (a)	100,000	760,000

TOTAL COMMON STOCKS (Cost $110,994,966)		144,291,934

PREFERRED STOCK - 0.6%
Biotechnology - 0.6%
Zymequest Inc Pfd (a)(d)(f)	400,000	960,000
TOTAL PREFERRED STOCK (Cost $960,000)		960,000

WARRANTS - 0.0%
Biokey Warrants, $1.35 strike price,
expires 4/14/09 (a)(d)	262,500	25,594
Biokey Warrants, $1.55 strike price,
expires 9/29/09 (a)(d)(f)	111,111	-
TOTAL WARRANTS (Cost $0)		25,594

U.S. TREASURY OBLIGATION - 1.3%
2.0498% due 04/14/2005	2,000,000	1,990,688
TOTAL U.S. TREASURY OBLIGATION (Cost $1,990,840)		1,990,688

U.S. GOVERNMENT BONDS - 3.2%
3.00% due 08/24/2007	1,000,000	996,733
3.90% due 08/27/2009	2,000,000	2,001,476
3.70% due 08/25/2009	2,000,000	2,001,140
TOTAL U.S. GOVERNMENT BONDS (Cost $5,020,880)		4,999,349

EXCHANGE-TRADED FUND - 1.0%
iShares Goldman Sachs Semiconductor Index Fund (a)	30,000	1,492,800
TOTAL EXCHANGE-TRADED FUND (Cost $1,467,063)		1,492,800

CONVERTIBLE BOND - 0.3%
Bio-key International
11.00% due 09/29/2007 (d)(f)	$500,000	536,111
TOTAL CONVERTIBLE BOND (Cost $500,000)		536,111

Total Investments (Cost $120,933,749) - 99.4%		154,296,476
Other Assets in Excess of Liabilities - 0.6%		859,992
TOTAL NET ASSETS - 100.0%		$155,156,468

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued securities.
(d)	Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at January 31, 2005 was $2,309,205 which represented 1.49% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.
The Tocqueville Small Cap Value Fund

Schedule of Investments

January 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
COMMON STOCKS - 100.5%
Auto Components - 7.1%
Tower Automotive, Inc. (a)	1,300,000	$1,053,000
Visteon Corp.	550,000	4,081,000
		5,134,000
Chemicals - 6.9%
Hercules, Inc. (a)	210,000	3,047,100
Schulman A, Inc.	110,000	1,945,900
		4,993,000
Communications Equipment - 11.9%
3Com Corp. (a)	450,000	1,651,500
Powerwave Technologies, Inc. (a)	430,000	3,384,100
Westell Technologies, Inc. (a)	480,000	3,636,000
		8,671,600
Computers & Peripherals - 3.2%
UNOVA, Inc. (a)	100,000	2,306,000
Electrical Equipment - 14.0%
Baldor Electric Co.	100,000	2,803,000
Magnetek, Inc. (a)	500,000	3,035,000
Vicor Corp.	309,800	4,321,710
		10,159,710
Electronic Equipment & Instruments - 3.2%
Avnet, Inc. (a)	80,000	1,433,600
Technitrol, Inc. (a)	50,000	887,000
		2,320,600
Energy Equipment & Services - 6.4%
Global Industries Ltd. (a)	380,000	3,066,600
Input/Output, Inc. (a)	250,000	1,575,000
		4,641,600
Food & Staples Retailing - 6.1%
Longs Drug Stores Corp.	100,000	2,626,000
Winn-Dixie Stores, Inc. (a)	500,000	1,805,000
		4,431,000
Food Products - 7.4%
Corn Products International, Inc.	30,000	880,800
Del Monte Foods Co. (a)	400,000	4,512,000
		5,392,800
Health Care Providers & Services - 3.5%
Priority Healthcare Corp. (a)	110,000	2,536,600
Household Durables - 3.0%
Maytag Corp.	140,000	2,199,400
IT Services - 5.3%
Computer Horizons Corp. (a)	200,000	784,000
Keane, Inc. (a)	100,000	1,307,000
Unisys Corp. (a)	220,000	1,727,000
		3,818,000
Machinery - 7.7%
Barnes Group, Inc.	40,000	1,026,000
Federal Signal Corp.	90,000	1,487,700
Timken Co.	120,000	3,091,200
		5,604,900
Pharmaceuticals - 7.2%
Perrigo Co.	100,000	1,715,000
Schering-Plough Corp.	190,000	3,526,400
		5,241,400
Radiotelephone Communications - 0.3%
Proxim Corp. (a)	100,000	205,000
Software - 7.3%
Agile Software Corp. (a)	270,000	1,973,700
Captaris, Inc. (a)	100,000	491,000
Informatica Corp. (a)	370,000	2,863,800
		5,328,500

TOTAL COMMON STOCKS (Cost $67,614,332)		72,984,110

Total Investments (Cost $67,614,332) - 100.5%		72,984,110
Liabilities in Excess of Other Assets - (0.5)%		(333,441)
TOTAL NET ASSETS - 100.0%		$72,650,669

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Tocqueville International Value Fund

Schedule of Investments

January 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
COMMON STOCKS - 91.6%
Austria - 1.1%
Andritz AG	30,100	$2,364,020
Belgium - 6.5%
Bekaert SA	43,270	3,440,681
Solvay SA	34,500	3,698,985
Umicore	69,700	6,214,648
		13,354,314
Brazil - 1.5%
Empresa Brasileira de Aeronautica SA ADR	97,124	3,093,399
Canada - 1.8%
Alcan, Inc.	11,208	443,419
Alcan, Inc.	74,000	2,942,980
Novelis, Inc.	14,800	331,668
Novelis, Inc.	2,241	49,977
		3,768,044
Finland - 5.8%
Huhtamaki Oyj	260,000	3,863,722
Metso Oyj	294,000	4,445,626
UPM-Kymmene Oyj	176,700	3,740,677
		12,050,025
France - 4.6%
Pinguely-Haulotte	500,000	4,764,474
Sanofi-Aventis	65,000	4,850,835
		9,615,309
Germany - 3.7%
Jenoptik Ag (a)	285,900	3,521,872
SGL Carbon AG (a)	300,000	4,184,395
		7,706,267
Greece - 2.2%
Titan Cement Co. SA	140,000	4,511,325
Hong Kong - 1.2%
Gold Peak Industries Holding Ltd.	10,382,000	2,555,602
Indonesia - 2.3%
Kawasan Industri Jababeka Tbk PT (a)	132,399,300	1,805,576
Tempo Scan Pacific Tbk PT	3,438,000	2,888,130
		4,693,706
Italy - 3.5%
Interpump SpA	648,500	3,753,363
Sogefi SpA	699,500	3,537,913
		7,291,276
Japan - 19.5%
Aderans Company	173,000	4,013,339
Amada Co. Ltd.	530,000	3,125,030
Amano Corp.	375,000	3,704,509
Dai Nippon Printing Co. Ltd.	190,000	3,000,918
Kao Corp.	145,000	3,377,797
Matsushita Electric Industrial Co. Ltd. ADR	250,000	3,730,000
Mitsubishi Tokyo Financial Group, Inc. ADR	392,000	3,731,840
Omron Corp.	120,000	2,899,812
Secom Co. Ltd.	122,000	4,858,538
Tokyo Broadcasting System, Inc.	250,000	4,175,729
Tsubakimoto Chain Co.	893,000	3,754,821
		40,372,333

Malaysia - 2.2%
Klcc Property Holdings	7,983,900	4,160,032
Mexico - 2.2%
Cemex S.A. de C.V. ADR	120,516	4,516,940
Netherlands - 10.6%
Akzo Nobel NV	130,000	5,427,851
Boskalis Westminster	113,180	4,057,234
CSM NV (a)	161,000	4,724,208
Nutreco Holding Nv	113,000	3,386,453
Unilever NV ADR	67,000	4,375,770
		21,971,516
Singapore - 6.4%
CIH Ltd.	4,237,792	7,276,180
GP Batteries International Ltd.	2,061,000	2,732,720
Singapore Press Holdings Ltd.	1,147,500	3,127,123
		13,136,023
South Africa - 3.4%
Gold Fields Ltd. ADR	277,000	3,135,640
Sappi Ltd. ADR	300,000	3,867,000
		7,002,640
South Korea - 0.9%
Doosan (a)	165,890	1,795,592
Sweden - 2.1%
Assa Abloy AB	280,000	4,428,446
Switzerland - 2.4%
Lonza Group AG	80,000	4,927,219
United Kingdom - 6.2%
BAE Systems Plc	816,881	3,782,463
Bodycote International	1,371,250	4,629,499
GlaxoSmithKline PLC ADR	97,100	4,327,747
		12,739,709
United States - 1.7%
Freeport-McMoRan Copper & Gold, Inc.	93,200	3,430,692
TOTAL COMMON STOCKS (Cost $146,949,946)		189,484,429

PREFERRED STOCKS - 2.1%
South Korea - 2.1%
Samsung Electronics Co. Ltd.	14,000	4,368,600
TOTAL PREFERRED STOCKS (Cost $3,517,942)		4,368,600

WARRANTS - 2.1%
Taiwan - 2.1%
Taiwan Secom Co. Ltd. (a)	3,400,000	4,362,880
TOTAL WARRANTS (Cost $3,067,182)		4,362,880

SHORT TERM INVESTMENTS - 5.1%
Variable Rate Demand Notes - 5.1%
Jp Morgan Chase Demand Note, 0.50%
	$10,478,027	10,478,027
TOTAL SHORT TERM INVESTMENTS (Cost $10,478,027)		10,478,027

Total Investments (Cost $164,013,097) - 100.9%		208,693,936
Liabilities in Excess of Other Assets - (0.9)%		(1,890,869)
TOTAL NET ASSETS - 100.0%		$206,803,067

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The Tocqueville Gold Fund

Schedule of Investments

January 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
COMMON STOCKS - 91.4%
Gold & Gold Related - 69.7%
Agnico-Eagle Mines Ltd. (b)	449,000	$5,720,260
Apollo Gold Corp. (a)(d)	1,646,250	1,048,187
Aquiline Resources, Inc. (a)(b)(d)(f)	1,333,333	1,214,319
Aurizon Mines Ltd. (a)(b)(d)	600,000	788,233
Banro Corp. (a)(b)	631,400	2,366,319
Centerra Gold, Inc. (a)(b)	379,300	6,282,180
Chesapeake Gold Corp. (a)(b)	339,000	1,652,992
Cia de Minas Buenaventura SA ADR (b)	695,800	14,799,666
Crystallex International Corp. (a)(b)(d)	4,116,800	12,803,248
Dominion Mining Ltd. (a)(b)	1,428,571	343,192
Eldorado Gold Corp. (a)(b)(d)	1,290,000	3,472,577
FNX Mining Co, Inc. (a)(b)(d)	300,000	1,136,409
Gabriel Resources Ltd. (a)(b)(d)	250,000	316,341
Gammon Lake Resources, Inc. (a)(b)(d)	1,699,000	8,572,025
Glamis Gold Ltd. (a)(b)	560,000	8,825,600
Gold Fields Ltd. ADR (b)	1,920,500	21,740,060
Gold Fields Ltd. (b)	166,249	1,908,599
Goldcorp, Inc. (b)	451,600	6,317,884
Guinor Gold Corp. (a)(b)(d)	4,246,000	3,422,124
Harmony Gold Mining Co., Ltd. (a)(b)	106,667	882,626
Harmony Gold Mining Co., Ltd. ADR (b)	1,532,300	12,457,599
Iamgold Corp. (b)	2,730,000	18,042,313
Ivanhoe Mines Ltd. (a)(b)(d)	4,001,000	26,345,493
Kingsgate Consolidated Ltd. (b)	982,180	2,017,022
Kinross Gold Corp. (a)(b)	990,000	6,514,200
Kirkland Lake Gold, Inc. (a)(b)	327,400	1,292,976
Lihir Gold Ltd. (a)(b)	3,500,000	2,820,818
Meridian Gold, Inc. (a)(b)	110,331	2,027,441
Meridian Gold, Inc. (a)(b)	540,200	9,988,298
Miramar Mining Corp. (a)(b)	3,556,306	3,947,500
Nevsun Resources Ltd. (a)(b)(d)	2,429,250	5,227,562
Newcrest Mining Ltd. (b)	1,001,712	13,227,758
Newmont Mining Corp.	708,800	29,478,993
Northern Orion Resources, Inc. (a)(b)(d)	2,010,000	6,091,155
Northgate Minerals Corp. (a)(b)	1,000,000	1,440,000
Orezone Resources, Inc. (a)(b)	1,063,700	1,217,372
Oxiana Ltd. (a)(b)	5,000,000	3,487,275
Peter Hambro Mining Plc (a)(b)	540,000	5,825,781
Placer Dome, Inc. (a)(b)	70,000	1,231,395
Placer Dome, Inc. (b)	1,399,245	23,857,127
Radius Gold, Inc. (a)(b)	1,329,544	1,478,759
Randgold Resources Ltd. ADR (a)(b)	1,449,200	16,825,212
Riddarhyttan Resources AB (a)(b)	900,000	921,042
River Gold Mines Ltd. (a)(b)	565,000	642,071
Sino Gold Ltd. (a)(b)	2,000,000	2,991,307
Southern Platinum Corp. (a)(b)(d)	375,000	713,278
SouthernEra Diamonds, Inc. (a)(b)(d)	375,000	126,939
ST Jude Resources Ltd. (a)(b)(d)(f)	1,500,000	2,405,803
Strongbow Exploration, Inc. (a)(b)(d)(f)	1,800,000	536,772
Sunridge Gold Corp. (a)(b)	500,000	402,982
Tanami Gold NL (a)(b)	7,500,072	871,827
Troy Resources NL (b)	1,463,000	3,650,680
Wheaton River Minerals Ltd. (a)(b)(d)	5,025,000	16,321,378
Wolfden Resources, Inc. (a)(b)	1,325,000	3,630,868
Yamana Gold, Inc. (a)(b)(d)	2,333,333	7,052,185
Zijin Mining Group (a)(b)	5,000,000	2,195,541
		340,917,563
Gold & Silver Bullion - 9.2%
Gold Coin (a)	107,000	45,132,600

Oil And Gas Field Exploration Services - 0.1%
Anatolia Minerals Development (a)(b)(d)	350,000	417,489
Precious Metals & Related - 12.4%
Aber Diamond Corp. (b)	50,000	1,641,000
Apex Silver Mines Ltd. (a)(b)	817,800	13,215,648
Cameco Corp. (b)	547,500	18,806,625
Impala Platinum Holdings Ltd. (b)	80,000	6,708,291
Impala Platinum Holdings Ltd. ADR (a)(b)	225,000	4,716,765
Ivanhoe Nickel & Platinum Ltd. (a)(b)(d)(f)	83,333	249,999
MMC Norilsk Nickel ADR (b)	20,000	1,146,000
Mvelaphanda Resources Ltd.(a)	350,000	787,177
Peru Copper, Inc. (a)(b)(d)	910,000	990,127
Sabina Resources Ltd. (a)(b)(d)(f)	900,000	696,353
Southern African Resources PLC (a)(b)(b)	11,700,000	7,944,247
Stornoway Diamond Corp. (a)(b)(d)(f)	1,950,000	2,624,622
Trade Winds Ventures, Inc. (a)(b)(d)(f)	1,100,000	842,233
		60,369,087

TOTAL COMMON STOCKS (Cost $353,319,911)		446,836,739

PREFERRED STOCK - 0.5%
Gold & Gold Related - 0.5%
Gold Bullion Ltd. (a)	56,500	2,408,157
TOTAL PREFERRED STOCK (Cost $2,136,774)		2,408,157

WARRANTS - 0.9%
Oil And Gas Field Exploration Services - 0.0%
Anatolia Minerals Development (a)(d)	175,000	-
Gold & Gold Related - 0.8%
Aquiline Resource Inc. (a)(b)(d)(f)	666,667	-
Nevsun Res Ltd. (a)(b)(d)	202,125	-
Northern Orion Res, Inc. (a)(b)(d)	1,005,000	1,563,288
Novagold Resources, Inc. (a)(b)(d)	75,000	255,088
Yamana Gold, Inc. (a)(b)(d)	1,166,666	2,284,907
		4,103,283
Precious Metals & Related - 0.1%
PAN American Silver Corp. (a)(b)(d)	61,536	430,243
Peru Copper, Inc. (a)(b)(d)	455,000	77,010
Trade Wind Venture (a)(b)(d)(f)	1,100,000	28,813
		536,066

TOTAL WARRANTS (Cost $86,900)		4,639,349

U.S. TREASURY OBLIGATION - 4.9%
2.0708% due 04/21/2005	24,000,000	23,873,904
TOTAL U.S. TREASURY OBLIGATION (Cost $23,884,439)		23,873,904

CORPORATE BOND - 0.7%
Crystallex Intl Corp.
9.375% due 12/30/2011 (b)(d)	4,100,000	3,300,500
TOTAL CORPORATE BOND (Cost $4,100,000)		3,300,500

EXCHANGE-TRADED FUND - 1.2%
streetTracks Gold Trust (a)	135,000	5,699,700
TOTAL EXCHANGE-TRADED FUND (Cost $6,066,144)		5,699,700

Total Investments (Cost $389,594,168) - 99.6%		486,758,349
Other Assets in Excess of Liabilities - 0.4%		1,997,817
TOTAL NET ASSETS - 100.0%		$488,756,166

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued securities.
(d)	Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at January 31, 2005 was $60,588,039 which represented 12.40% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Genesis Fund

Schedule of Investments

January 31, 2005 (Unaudited)

	Shares or
	Principal Amount	Value
COMMON STOCKS - 70.4%
Aerospace & Defense - 1.0%
BAE Systems Plc	22,000	$101,868
Boeing Co.	4,000	202,400
		304,268
Beverages - 0.9%
Coca-Cola Femsa SA de CV ADR (b)	4,000	103,720
Pepsi Bottling Group, Inc.	6,000	164,100
		267,820
Biological Products, Except Diagnostic Substances - 0.3%
Neurobiological Technologies (a)	22,000	96,800
Biotechnology - 0.3%
Protein Design Labs, Inc. (a)	5,000	100,850
Bituminous Coal And Lignite Surface Mining - 0.4%
Foundation Coal Hldgs, Inc. (a)	5,000	109,750
Capital Markets - 1.2%
The Charles Schwab Corp.	20,000	224,800
TradeStation Group, Inc. (a)	23,000	140,300
		365,100
Chemicals - 2.6%
EI Du Pont de Nemours & Co.	7,000	332,920
Lonza Group AG (a)	5,000	307,951
Material Sciences Corp. (a)	8,500	129,285
		770,156
Commercial Banks - 1.2%
Sun Bancorp Inc. (a)	6,000	150,600
US Bancorp	7,000	210,350
		360,950
Commercial Services & Supplies - 3.0%
Bowne & Co., Inc.	5,000	74,250
Deluxe Corp.	3,000	114,810
Jenoptik AG (a)	35,000	431,149
Pfsweb, Inc. (a)	25,000	81,250
Pitney Bowes, Inc.	4,000	178,960
		880,419
Communications Equipment - 1.7%
Andrew Corp. (a)	18,000	235,080
EFJ, Inc. (a)	20,000	182,800
Nokia OYJ ADR (b)	5,000	76,400
		494,280
Computers & Peripherals - 2.5%
Cray, Inc. (a)	31,500	121,275
Creative Technology Ltd. (b)	500	6,860
Diebold, Inc.	6,500	349,960
EMC Corp. (a)	20,000	262,000
		740,095
Construction & Engineering - 0.1%
Comfort Systems USA, Inc. (a)	4,000	27,240
Construction Materials - 0.6%
Cemex S.A. de C.V. ADR (b)	5,000	187,400
Consumer Finance - 1.1%
American Express Co.	6,000	320,100
Containers & Packaging - 1.6%
Bemis Co.	9,000	261,000
Huhtamaki Oyj	5,000	74,302
Longview Fibre Co.	8,500	132,005
		467,307
Copper Ores - 0.2%
Ivanhoe Mines Ltd. (a)(b)	8,000	52,678
Diversified Telecommunication Services - 0.8%
BellSouth Corp.	9,000	236,160
Electric Utilities - 1.3%
Korea Electric Power Corp. ADR (b)	20,400	281,724
Unisource Energy Corp. (a)	3,000	91,500
		373,224
Electrical Equipment - 0.8%
AMX Corp. (a)	9,000	145,890
Valence Technology, Inc. (a)	30,000	93,000
		238,890
Electronic Equipment & Instruments - 1.8%
NU Horizons Electronics Corp. (a)	28,000	210,560
RF Monolithics, Inc. (a)	12,500	93,000
Symbol Technologies, Inc.	12,000	219,600
		523,160
Energy Equipment & Services - 1.9%
Grey Wolf, Inc. (a)	20,000	106,000
Pioneer Drilling Co. (a)	19,000	195,700
Pride International, Inc. (a)	6,000	140,340
Tesco Corp. (a)(b)	13,000	138,970
		581,010
Fire, Marine, And Casualty Insurance - 1.2%
Berkshire Hathaway Inc Del (a)	4	359,600
Food Products - 1.8%
China Green Holdings	201,000	44,066
Nutreco Holding Nv (a)	10,000	299,686
SunOpta, Inc. (a)(b)	20,000	141,600
Wm. Wrigley Jr. Co.	1,000	70,390
		555,742
Health Care Equipment & Supplies - 3.1%
Microtek Medical Holdings, Inc. (a)	30,000	119,700
Regeneration Technologies, Inc. (a)	15,000	154,275
Steris Corp. (a)	10,500	249,060
Thoratec Corp. (a)	40,000	398,000
		921,035
Health Care Providers & Services - 2.7%
Health Net, Inc. (a)	5,000	145,450
Priority Healthcare Corp. (a)	10,000	230,600
Service Corp. International (a)	36,000	248,400
WebMD Corp. (a)	25,000	188,750
		813,200
Hotels Restaurants & Leisure - 0.2%
Nevada Gold & Casinos, Inc. (a)	5,000	73,000
Household Durables - 1.9%
Champion Enterprises, Inc. (a)	17,000	183,430
Fortune Brands, Inc.	4,000	335,920
Koninklijke Philips Electronics NV ADR (b)	1,500	39,120
		558,470
Household Products - 0.5%
Procter & Gamble Co.	3,000	159,690
Insurance - 1.6%
The Phoenix Cos., Inc.	25,000	326,750
Unitrin, Inc. (a)	3,500	149,905
		476,655
Insurance Agents, Brokers, And Service - 0.5%
Meadowbrook Insurance Group, Inc. (a)	29,000	155,730
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc. (a)	20,000	147,000
Internet Software & Services - 0.5%
Raindance Communications, Inc. (a)	70,000	155,400
IT Services - 0.6%
Titan Corp. (a)	11,500	193,200
Leisure Equipment & Products - 0.7%
K2, Inc. (a)	15,000	210,900
Life Insurance - 1.1%
Aegon NV ADR (b)	25,166	341,503
Lumber, Plywood, Millwork, And Wood Panels - 0.3%
Bluelinx Hldgs, Inc. (a)	7,400	101,306
Machinery - 4.6%
Bodycote International	50,000	168,806
Kadant, Inc. (a)	6,500	125,450
Lydall, Inc. (a)	15,000	158,250
Manitowoc Co.	8,000	291,200
Parker Hannifin Corp.	3,000	195,480
Pinguely-Haulotte	20,000	190,579
Tsubakimoto Chain Co.	55,000	231,260
		1,361,025
Media - 3.4%
Imax Corp. (a)(b)	15,000	150,300
Singapore Press Holdings Ltd. (a)	63,750	173,729
Sirius Satellite Radio, Inc. (a)	8,000	52,960
Tokyo Broadcasting System, Inc. (a)	16,000	267,247
Viacom, Inc.	10,000	376,300
		1,020,536
Metals & Mining - 2.0%
Alcan, Inc. (b)	4,000	159,080
Gold Fields Ltd. ADR (b)	12,500	141,500
GrafTech International Ltd. (a)	30,000	244,200
Impala Platinum Holdings Ltd ADR (b)	3,000	62,890
		607,670
Motion Picture And Video Tape Production - 0.2%
Dreamworks Animation SKG, Inc. (a)	2,000	70,660
Multi-Utilities & Unregulated Power - 0.5%
Calpine Corp. (a)	10,000	33,300
Suez SA ADR (b)	4,000	108,600
		141,900
National Commercial Banks - 0.5%
Hang Seng Bk Ltd ADR (b)	10,000	135,258
Office Electronics - 1.0%
Xerox Corp. (a)	18,000	285,840
Oil & Gas - 2.1%
Chesapeake Energy Corp.	9,000	158,130
KCS Energy, Inc. (a)	9,500	138,225
Statoil ASA ADR (b)	12,000	183,840
World Fuel Services Corp.	3,000	152,040
		632,235
Paper & Forest Products - 1.3%
Sappi Ltd ADR (b)	16,000	206,240
Weyerhaeuser Co.	3,000	187,200
		393,440
Pharmaceuticals - 1.7%
Bio-Imaging Technologies, Inc. (a)	20,600	106,090
Caraco Pharmaceutical Laboratories Ltd. (a)	23,000	190,900
Discovery Partners International, Inc. (a)	26,127	111,301
Johnson & Johnson	1,500	97,050
		505,341
Prepackaged Software - 0.7%
Indus International, Inc. (a)	100,000	222,000
Radio And Television Broadcasting And Communications Equipment - 0.3%
Ceragon Networks Ltd (a)(b)	15,000	84,450
Real Estate - 0.9%
Rayonier, Inc.	6,000	267,000
Road & Rail - 0.3%
Kansas City Southern (a)	5,000	87,300
Security Brokers, Dealers, And Flotation Companies - 0.4%
First Albany Cos, Inc.	12,400	119,040
Semiconductor & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (a)	5,000	79,000
ASML Holding NV ADR (a)(b)	8,000	131,440
Cabot Microelectronics Corp. (a)	2,000	60,860
ChipMOS TECHNOLOGIES Bermuda Ltd (a)(b)	14,000	70,700
Cypress Semiconductor Corp. (a)	11,000	125,400
Fairchild Semiconductor International, Inc. (a)	10,000	142,700
Infineon Technologies AG ADR (a)(b)	11,500	106,605
Integrated Device Technology, Inc. (a)	8,000	93,920
Integrated Silicon Solutions, Inc. (a)	22,000	143,440
MEMC Electronic Materials, Inc. (a)	9,000	110,700
Mykrolis Corp. (a)	9,000	118,710
Semitool, Inc. (a)	20,000	199,000
		1,382,475
Semiconductors And Related Devices - 0.2%
Volterra Semiconductor Corp. (a)	4,000	71,440
Software - 1.2%
DocuCorp International, Inc. (a)	10,400	101,816
Mapinfo Corp. (a)	10,000	128,600
Novell, Inc. (a)	20,000	115,400
		345,816
Specialty Retail - 1.0%
Lowe's Cos, Inc.	2,000	113,980
PEP Boys-Manny, Moe & Jack	10,000	172,200
		286,180
Water Transportation Of Freight - 0.5%
Arlington Tankers Ltd (b)	6,000	140,700
Wireless Telecommunication Services - 0.5%
@Road, Inc. (a)	25,000	146,000

TOTAL COMMON STOCKS (Cost $20,110,552)		21,026,394

U.S. TREASURY OBLIGATIONS - 21.7%
2.0498% due 04/14/2005	6,000,000	5,972,064
2.52% due 06/16/2005	500,000	495,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,467,712)		6,467,306

U.S. GOVERNMENT BOND - 3.4%
3.90% due 08/27/2009	1,000,000	1,000,738
TOTAL U.S. GOVERNMENT BOND (Cost $1,004,888)		1,000,738

EXCHANGE-TRADED FUNDS - 3.9%
DIAMONDS Trust Series I	1,500	157,185
Semiconductor HOLDRs Trust	3,000	93,630
SPDR Trust Series 1	6,000	708,960
streetTracks Gold Trust (a)	5,000	211,100
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,167,285)		1,170,875

Total Investments (Cost $28,750,437) - 99.4%		29,665,313
Other Assets in Excess of Liabilities - 0.6%		179,745
TOTAL NET ASSETS - 100.0%		$29,845,058
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
              Robert W. Kleinschmidt, President

Date                          3/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Robert W. Kleinschmidt
                 Robert W. Kleinschmidt, President

Date                          3/29/05

By (Signature and Title)   /s/ John Cassidy
                             John Cassidy, Treasurer

Date                          3/29/05